Loan Receivables - Schedule of Provision for Loss Allowance Based on Past Due Status (Details) - MYR (RM)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Provision for Loss Allowance Based on Past Due Status [Line Items]
Lifetime ECL	RM 749,437	RM 510,281
Not past due [Member]
Schedule of Provision for Loss Allowance Based on Past Due Status [Line Items]
Lifetime ECL	745,760	460,365
1 to 30 days [Member]
Schedule of Provision for Loss Allowance Based on Past Due Status [Line Items]
Lifetime ECL	624	4,526
31-60 days [Member]
Schedule of Provision for Loss Allowance Based on Past Due Status [Line Items]
Lifetime ECL	624	21,139
61-210 days [Member]
Schedule of Provision for Loss Allowance Based on Past Due Status [Line Items]
Lifetime ECL	1,418	21,492
211 – 240 days [Member]
Schedule of Provision for Loss Allowance Based on Past Due Status [Line Items]
Lifetime ECL		2,759
Over 241 days [Member]
Schedule of Provision for Loss Allowance Based on Past Due Status [Line Items]
Lifetime ECL	RM 1,011